Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of financial instruments, as their value is derived using quoted market prices as of the measurement date
Stock price	$1.89 ~ 2.43
Exercise price	$11.50
Expected term in years	4.46 ~ 5.00
Expected dividend yield	0%
Volatility	54.44% ~ 54.92%
Risk-free interest Rate	0.364% ~ 0.373%

Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Listed equity securities	$17,622	$-	$-	$17,622

Liabilities
Derivatives	$-	$(5,653)	$-	$(5,653)
Warrant liabilities (as restated)	(1,000,500)	(469,321)	-	(1,469,821)
	$(1,000,500)	$(474,974)	$-	$(1,475,474)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Listed equity securities	$180,201	$-	$-	$180,201
Derivatives	-	194,110	-	194,110
	$180,201	$194,110	$-	$374,311

Schedule of fair values of financial assets and liabilities, excluding financial instruments
	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Estimated Fair Value
Assets
Cash and cash equivalents	$3,426,467	$3,426,467	$-	$-	$3,426,467
Bank balances held on behalf of customers	1,367,630	1,367,630	-	-	1,367,630
Receivables from broker-dealers and clearing organizations	8,089,193	-	8,089,193	-	8,089,193
Short-term loans receivable	2,239,378	-	2,239,378	-	2,239,378
Commissions receivable	71,253	-	71,253	-	71,253
Other receivables	724,708	-	724,708	-	724,708
	$15,918,629	$4,794,097	$10,399,824	$-	$15,918,629

Liabilities
Payables to customers	$5,221,270	$-	$5,221,270	$-	$5,221,270
Payable to broker-dealers	3,845,740	-	3,845,740	-	3,845,740
Commissions payable	39,180	-	39,180	-	39,180
Accrued expenses and other payables	1,763,094	-	1,763,094	-	1,763,094
Short-term borrowings	293,905	-	293,905	-	293,905
Due to director	149,522	-	149,522	-	149,522
	$11,312,711	$-	$11,312,711	$-	$11,312,711

	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Estimated Fair Value
Assets
Cash and cash equivalents	$6,388,978	$6,388,978	$-	$-	$6,388,978
Bank balances held on behalf of customers	2,192,201	2,192,201	-	-	2,192,201
Receivables from broker-dealers and clearing organizations	1,684,961	-	1,684,961	-	1,684,961
Short-term loans receivable	1,637,310	-	1,637,310	-	1,637,310
Commissions receivable	88,560	-	88,560	-	88,560
Other receivables	166,064	-	166,064	-	166,064
	$12,158,074	$8,581,179	$3,576,895	$-	$12,158,074

	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Estimated Fair Value
Liabilities
Payables to customers	$3,853,693	$-	$3,853,693	$-	$3,853,693
Commissions payable	29,439	-	29,439	-	29,439
Dividends payable	385,901	-	385,901		385,901
Accrued expenses and other payables	417,445	-	417,445	-	417,445
Short-term borrowings	1,412,570	-	1,412,570		1,412,570
Short-term borrowings from related party	128,415	-	128,415	-	128,415
	$6,227,463	$-	$6,227,463	$-	$6,227,463